Annual Fund Operating Expenses - Class A - DWS International Growth VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.88%
Total annual fund operating expenses	1.50%
Fee waiver/expense reimbursement	0.58%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92%